CONVERTIBLE REDEEMABLE PREFERRED SHARES (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands										1 Months Ended		12 Months Ended
	Mar. 22, 2021 USD ($) shares	Jan. 25, 2021 USD ($) shares	Jun. 24, 2020 USD ($) shares	Jan. 15, 2020 USD ($) shares	Jul. 30, 2019 CNY (¥) shares	Jul. 30, 2019 USD ($) shares	Sep. 10, 2018 USD ($) shares	Jul. 26, 2018 USD ($) shares	Nov. 03, 2017 USD ($) $ / shares shares	Jan. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Aug. 15, 2024 shares	Jul. 01, 2024
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Payments of initial public offering costs												¥ 1,656	$ 237	¥ 27,034	¥ 3,896
Loss on change in fair value of warrant liability | ¥					¥ 3,983
Conversion ratio												1	1				1
CEIBS PG
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Percentage of direct or indirect ownership			60.00%
Series A1 Preferred Shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Shares issued | shares									6,655,736
Aggregate consideration									$ 8,500
Series A1 Preferred Shares | Series A Warrant
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Additional shares purchased on warrants granted | shares									3,132,111
Exercise price | $ / shares									$ 1.277
Term of warrants									18 months
Payments of initial public offering costs									$ 101
Series A2 Preferred Shares | Series A Warrant
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Warrants exercised to purchase shares | shares								1,566,056
Series A3 Preferred Shares | Series A Warrant
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Warrants exercised to purchase shares | shares								1,566,055
Series A2 and A-3 Preferred Shares | Series A Warrant
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Warrants exercised to purchase shares, value								$ 4,000
Series A 4 Preferred Shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Shares issued | shares			5,252,723
Series B convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Shares issued | shares					7,085,330	7,085,330
Aggregate consideration					¥ 70,000	$ 10,595				¥ 10,000	¥ 60,000
Payments of initial public offering costs						$ 0
Series C convertible redeemable preferred shares | Series C Warrant
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Percentage of per-share purchase price in next equity financing							85.00%
Series C convertible redeemable preferred shares | Series C Warrant | Maximum
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Value of shares issued upon warrants granted							$ 20,000
Series C1 Preferred Shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Shares issued | shares							15,201,956
Aggregate consideration							$ 30,000
Series C1 Preferred Shares | Series C Warrant
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Payments of initial public offering costs							$ 1,134
Series C2 Preferred Shares | Series C Warrant
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Warrants exercised to purchase shares | shares				8,584,634
Warrants exercised to purchase shares, value				$ 20,000
Series D1 Preferred Shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Shares issued | shares				26,268,981
Aggregate consideration				$ 72,000
Payments of initial public offering costs				$ 2,386
Shares acquired | shares			6,943,638
Consideration paid for shares acquired			$ 16,177
Series D3 Preferred Shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Shares acquired | shares		3,939,542
Series E1 Preferred Shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Shares issued | shares		16,883,753
Aggregate consideration		$ 90,000
Payments of initial public offering costs		$ 1,376
Shares acquired | shares		3,939,542
Consideration paid for shares acquired		$ 11,250
Series E2 Preferred Shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Shares issued | shares	9,533,565
Aggregate consideration	$ 64,328
Payments of initial public offering costs	$ 910
Series A Ordinary Shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Number of preferred shares converted | shares																125,154,172